Employees - Schedule of Sensitivity of Pension Liabilities to Changes in Weighted Key Assumptions (Detail)	12 Months Ended
Dec. 31, 2017
Discount Rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Change in assumption	Increase by 0.5%
Change in liabilities	(7.00%)
Discount Rate [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Change in liabilities	(8.00%)
Discount Rate [member] | Netherlands [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Change in liabilities	(9.00%)
Inflation Rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Change in assumption	Increase by 0.5%
Change in liabilities	6.00%
Inflation Rate [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Change in liabilities	7.00%
Inflation Rate [member] | Netherlands [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Change in liabilities	9.00%
Life expectancy [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Change in assumption	Increase by 1 year
Change in liabilities	4.00%
Life expectancy [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Change in liabilities	4.00%
Life expectancy [member] | Netherlands [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Change in liabilities	4.00%
Long-Term Medical Cost Inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Change in assumption	Increase by 1.0%
Change in liabilities	1.00%
Long-Term Medical Cost Inflation [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Change in liabilities	0.00%
Long-Term Medical Cost Inflation [member] | Netherlands [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Change in liabilities	0.00%